united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

4221 N 203rd St., Suite 100, Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF (FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Semi-Annual Report
November 30, 2020

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

Average Annual Total Return through November 30, 2020*, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Hedged Growth ETF - NAV	26.43%	3.98%	5.11%
FormulaFolios Hedged Growth ETF - Market Price	26.55%	3.94%	5.11%
Barclay Hedged Equity Long/Short Index**	9.07%	7.77%	14.82%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.26% per the most recent prospectus.

The Fund’s adviser has agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total fund expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95% of the Fund’s net assets.

**	Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	95.1%
Money Market Fund	6.6%
Liabilities in Excess of Other Assets	(1.7)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

Average Annual Total Return through November 30, 2020*, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Smart Growth ETF - NAV	21.58%	9.53%	7.46%
FormulaFolios Smart Growth ETF - Market Price	21.41%	9.38%	7.43%
Dow Jones Aggressive Portfolio Index**	23.86%	14.12%	32.16%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of the Fund’s net assets.

**	Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	99.6%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

Average Annual Total Return through November 30, 2020*, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Tactical Growth ETF - NAV	8.20%	4.23%	4.58%
FormulaFolios Tactical Growth ETF - Market Price	8.16%	4.16%	4.56%
Barclay Hedge Global Macro Index**	7.30%	9.00%	10.77%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.20% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of the Fund’s net assets.

**	Barclay Hedge Global Macro Index managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	54.1%
Exchange Traded Fund-Debt Funds	27.4%
Exchange Traded Fund-Commodity Fund	17.8%
Money Market Fund	0.1%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

Average Annual Total Return through November 30, 2020*, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Tactical Income ETF - NAV	2.99%	(0.42)%	2.05%
FormulaFolios Tactical Income ETF - Market Price	3.21%	(0.38)%	2.07%
Bloomberg Barclays US Aggregate Bond Index**	1.79%	7.28%	4.84%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.97% per the most recent prospectus.

**	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Fixed Income Funds	99.7%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.1%
	EQUITY FUNDS - 95.1%
152,838	Consumer Staples Select Sector SPDR Fund	$10,226,390
15,646	iShares Core S&P 500 ETF	5,684,505
57,480	iShares Core S&P Mid-Cap ETF	12,445,570
151,728	iShares Core S&P Small-Cap ETF	12,918,122
59,611	ProShares Ultra MidCap400 +	2,516,180
33,867	ProShares Ultra Russell2000 +	2,583,375
29,131	ProShares Ultra S&P500 +	2,481,087

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,374,985)	48,855,229

	MONEY MARKET FUND - 6.6%
3,393,520	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% * (a)
	TOTAL MONEY MARKET FUND (Cost - $3,393,520)	3,393,520

	TOTAL INVESTMENTS - 101.7% (Cost - $43,768,505)	$52,248,749
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(860,507)
	NET ASSETS - 100.0%	$51,388,242

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $3,324,766 at November 30, 2020.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on November 30, 2020.

ETF	-	Exchange Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipts

S&P	-	Standard and Poor’s

(a)		Security was purchased with cash received as collateral for securities on loan at November 30, 2020. Total collateral had a value of $3,393,520 at November 30, 2020.

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.6%
	EQUITY FUNDS - 99.6%
85,564	iShares Core MSCI EAFE ETF	$5,667,759
65,326	iShares Core MSCI Emerging Markets ETF	3,829,410
43,687	iShares Core S&P 500 ETF	15,872,361
34,749	iShares Core S&P Mid-Cap ETF	7,523,854
85,115	iShares Core S&P Small-Cap ETF	7,246,691
46,089	iShares U.S. Real Estate ETF	3,878,850

	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,181,598)	44,018,925

	TOTAL INVESTMENTS - 99.6% (Cost - $40,181,598)	$44,018,925
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	174,904
	NET ASSETS - 100.0%	$44,193,829

EAFE	-	Europe, Australasia, and Far East

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

S&P	-	Standard and Poor’s

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.3%
	COMMODITY FUNDS - 17.8%
184,433	Invesco DB Gold Fund *+	$9,556,691

	DEBT FUNDS - 27.4%
62,297	iShares Core U.S. Aggregate Bond ETF	7,377,211
83,313	Vanguard Total Bond Market ETF	7,372,367
		14,749,578
	EQUITY FUNDS - 54.1%
232,413	VanEck Vectors Gold Miners ETF	8,060,083
112,750	Vanguard Total Stock Market ETF	21,050,425
		29,110,508

	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,165,968)	53,416,777

	MONEY MARKET FUND - 0.1%
58,520	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01% ** (a)
	TOTAL MONEY MARKET FUND (Cost - $58,520)	58,520

	TOTAL INVESTMENTS - 99.4% (Cost - $49,224,488)	$53,475,297
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	296,764
	NET ASSETS - 100.0%	$53,772,061

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $57,351 at November 30, 2020.

*	-	Affiliated issue due to 5% ownership

**	-	Money Market Fund; Interest rate reflects seven-day effective yield on November 30, 2020.

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

(a)		Security was purchased with cash received as collateral for securities on loan at November 30, 2020. Total collateral had a value of $58,520 at November 30, 2020.

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.7%
	FIXED INCOME FUNDS - 99.7%
130,706	iShares 7-10 Year Treasury Bond ETF	$15,735,695
201,251	iShares Core U.S. Aggregate Bond ETF	23,832,144
172,371	iShares iBoxx $ Investment Grade Corporate Bond ETF	23,869,936
302,722	iShares iBoxx High Yield Corporate Bond ETF	26,130,963
243,607	SPDR Bloomberg Barclays High Yield Bond ETF	26,195,061
477,484	SPDR Portfolio Intermediate Term Treasury ETF	15,790,396
246,073	Vanguard Intermediate-Term Corporate Bond ETF	23,910,913
225,400	Vanguard Intermediate-Term Treasury ETF	15,782,508
269,295	Vanguard Total Bond Market ETF	23,829,915
528,529	Xtrackers USD High Yield Corporate Bond ETF	26,172,756

	TOTAL EXCHANGE TRADED FUNDS (Cost - $210,862,852)	221,250,287

	TOTAL INVESTMENTS - 99.7% (Cost - $210,862,852)	$221,250,287
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	656,547
	NET ASSETS - 100.0%	$221,906,834

ETF	-	Exchange Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipts

FormulaFolios ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2020

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$43,768,505	$40,181,598	$40,049,555	$210,862,852
Affiliated investments at cost	—	—	9,174,933	—
At value *	$52,248,749	$44,018,925	$43,918,606	$221,250,287
Affiliated investments at value	—		9,556,691	—
Cash and cash equivalents	2,579,841	210,290	401,759	822,390
Prepaid expenses and other assets	2,050	931	1,487	9,820
TOTAL ASSETS	54,830,640	44,230,146	53,878,543	222,082,497

LIABILITIES
Security lending collateral (Note 6)	3,393,520	—	58,520	—
Investment advisory fees payable	23,806	7,539	20,915	111,751
Payable to related parties	12,762	13,580	13,674	40,344
Accrued expenses and other liabilities	12,310	15,198	13,373	23,568
TOTAL LIABILITIES	3,442,398	36,317	106,482	175,663
NET ASSETS	$51,388,242	$44,193,829	$53,772,061	$221,906,834

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$50,048,942	$39,348,839	$53,334,210	$226,587,909
Accumulated gains (losses)	1,339,300	4,844,990	437,851	(4,681,075)
NET ASSETS	$51,388,242	$44,193,829	$53,772,061	$221,906,834

Net Asset Value Per Share:
Shares:
Net Assets	$51,388,242	$44,193,829	$53,772,061	$221,906,834
Shares of beneficial interest outstanding	1,800,000	1,475,000	1,950,000	9,150,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$28.55	$29.96	$27.58	$24.25

Market Price	$28.54	$29.93	$27.57	$24.26

*	Includes Securities Loaned $3,324,766; $0; $57,351; $0

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2020

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends - Unaffiliated	$255,049	$316,766	$276,324	$3,287,572
Securities Lending	3,807	1,169	1,793	9,756
TOTAL INVESTMENT INCOME	258,856	317,935	278,117	3,297,328

EXPENSES
Investment advisory fees	175,454	70,297	151,137	766,734
Administrative services fees	34,319	33,280	33,287	96,760
Printing expenses	9,370	5,466	7,345	20,078
Legal fees	8,376	8,571	8,143	8,685
Compliance officer fees	8,175	6,576	7,556	14,766
Professional fees	8,147	8,147	8,147	8,147
Trustees fees and expenses	7,499	8,546	8,084	10,603
Transfer agent fees	6,466	5,140	5,192	6,078
Custodian fees	6,360	6,929	7,052	14,645
Insurance expense	910	1,317	1,308	8,317
Interest expense	671	—	690	—
Other expenses	2,183	2,936	2,936	475
TOTAL EXPENSES	267,930	157,205	240,877	955,288

Less: Fees waived and/or expenses reimbursed by the Adviser	(58,227)	(36,396)	(38,232)	—

NET EXPENSES	209,703	120,809	202,645	955,288
NET INVESTMENT INCOME	49,153	197,126	75,472	2,342,040

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments - Unaffiliated	1,205,391	(92,052)	—	761,137
Net realized gain from investments - Affiliated	—	—	422,973	—
Net realized gain from in-kind redemptions	1,402,895	1,406,849	1,166,776	9,738,848
Net change in unrealized appreciation (depreciation) on investments - Unaffiliated	7,350,778	6,026,780	2,031,816	(4,534,328)
Net change in unrealized appreciation on investments - Affiliated	—	—	(561,178)	—
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	9,959,064	7,341,577	3,060,387	5,965,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,008,217	$7,538,703	$3,135,859	$8,307,697

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Hedged Growth ETF

	For the Six Months Ended
	November 30, 2020	For the Year Ended
	(Unaudited)	May 31, 2020
FROM OPERATIONS
Net investment income	$49,153	$508,458
Net realized gain (loss) from investments	1,205,391	(9,375,951)
Net realized gain (loss) from in-kind redemptions	1,402,895	(1,210,105)
Net change in unrealized appreciation on investments	7,350,778	3,141,004
Net increase (decrease) in net assets resulting from operations	10,008,217	(6,936,594)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(9,960)	(876,745)
Total distributions to shareholders	(9,960)	(876,745)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	25,707,277	10,038,604
Cost of shares redeemed	(10,295,287)	(41,518,352)
Net increase (decrease) in net assets from shares of beneficial interest	15,411,990	(31,479,748)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,410,247	(39,293,087)

NET ASSETS
Beginning of Period/Year	25,977,995	65,271,082
End of Period/Year	$51,388,242	$25,977,995

SHARE ACTIVITY
Shares Sold	1,050,000	400,000
Shares Redeemed	(400,000)	(1,800,000)
Net increase (decrease) in shares of beneficial interest outstanding	650,000	(1,400,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Smart Growth ETF

	For the Six Months Ended
	November 30, 2020	For the Year Ended
	(Unaudited)	May 31, 2020
FROM OPERATIONS
Net investment income	$197,126	$902,923
Net realized loss from investments	(92,052)	(419,315)
Net realized gain (loss) from in-kind redemptions	1,406,849	(5,256,188)
Net change in unrealized appreciation (depreciation) on investments	6,026,780	(82,727)
Net increase (decrease) in net assets resulting from operations	7,538,703	(4,855,307)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(99,848)	(888,020)
Total distributions to shareholders	(99,848)	(888,020)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,249,710	9,510,568
Cost of shares redeemed	(13,045,462)	(27,809,541)
Net increase (decrease) in net assets from shares of beneficial interest	10,204,248	(18,298,973)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,643,103	(24,042,300)

NET ASSETS
Beginning of Period/Year	26,550,726	50,593,026
End of Period/Year	$44,193,829	$26,550,726

SHARE ACTIVITY
Shares Sold	875,000	375,000
Shares Redeemed	(475,000)	(1,325,000)
Net increase (decrease) in shares of beneficial interest outstanding	400,000	(950,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Growth ETF

	For the Six Months Ended
	November 30, 2020	For the Year Ended
	(Unaudited)	May 31, 2020
FROM OPERATIONS
Net investment income	$75,472	$718,804
Net realized loss from investments - Unaffiliated	—	(2,749,892)
Net realized gain from investments - Affiliated	422,973	740,893
Net realized gain (loss) from in-kind redemptions	1,166,776	(2,455,825)
Net change in unrealized appreciation (depreciation) on investments - Unaffiliated	2,031,816	827,727
Net change in unrealized appreciation on investments - Affiliated	(561,178)	1,065,312
Net increase (decrease) in net assets resulting from operations	3,135,859	(1,852,981)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(151,592)
Distributions paid	(42,480)	(620,696)
Total distributions to shareholders	(42,480)	(772,288)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,576,569	19,377,915
Cost of shares redeemed	(7,706,926)	(32,875,563)
Net increase (decrease) in net assets from shares of beneficial interest	16,869,643	(13,497,648)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,963,022	(16,122,917)

NET ASSETS
Beginning of Period/Year	33,809,039	49,931,956
End of Period/Year	$53,772,061	$33,809,039

SHARE ACTIVITY
Shares Sold	900,000	750,000
Shares Redeemed	(275,000)	(1,525,000)
Net increase (decrease) in shares of beneficial interest outstanding	625,000	(775,000)

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Income ETF

	For the Six Months Ended
	November 30, 2020	For the Year Ended
	(Unaudited)	May 31, 2020
FROM OPERATIONS
Net investment income	$2,342,040	$7,170,290
Net realized gain (loss) from investments	761,137	(18,560,749)
Net realized gain from in-kind redemptions	9,738,848	3,755,891
Net change in unrealized appreciation (depreciation) on investments	(4,534,328)	12,236,571
Net increase in net assets resulting from operations	8,307,697	4,602,003

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	—	(78,510)
Distributions paid	(2,430,665)	(7,170,290)
Total distributions to shareholders	(2,430,665)	(7,248,800)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,441,748	181,173,448
Cost of shares redeemed	(125,300,704)	(95,272,337)
Net increase (decrease) in net assets from shares of beneficial interest	(98,858,956)	85,901,111

TOTAL INCREASE (DECREASE) IN NET ASSETS	(92,981,924)	83,254,314

NET ASSETS
Beginning of Period/Year	314,888,758	231,634,444
End of Period/Year	$221,906,834	$314,888,758

SHARE ACTIVITY
Shares Sold	1,100,000	7,700,000
Shares Redeemed	(5,200,000)	(4,050,000)
Net increase (decrease) in shares of beneficial interest outstanding	(4,100,000)	3,650,000

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Hedged Growth ETF

	For the Six Months Ended		For the Year Ended		For the Year Ended		For the Period Ended
	November 30, 2020		May 31, 2020		May 31, 2019		May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period/year	$22.59		$25.60		$28.03		$25.00

Activity from investment operations:
Net investment income (2)	0.03		0.23		0.12		0.12
Net realized and unrealized gain (loss) on investments	5.94		(2.88)		(1.98)		3.06
Total from investment operations	5.97		(2.65)		(1.86)		3.18

Less distributions from:
Net investment income	(0.01)		(0.20)		(0.13)		(0.15)
Net realized gains	—		(0.16)		(0.44)		—
Total distributions	(0.01)		(0.36)		(0.57)		(0.15)

Net asset value, end of period/year	$28.55		$22.59		$25.60		$28.03

Market price, end of period/year	$28.54		$22.56		$25.62		$28.04

Total return (3)	26.43	% (7)	(10.57)%		(6.66)%		13.03	% (7)

Net assets, at end of period/year (000s)	$51,388		$25,978		$65,271		$63,063

Ratio of gross expenses to average net assets (5)	1.22	% (8)	1.05%		1.03%		1.06	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)	0.96	% (9)	0.98	% (9)	0.95	% (8)
Ratio of net investment income to average net assets (4)	0.22	% (8)	0.88%		0.43%		0.44	% (8)

Portfolio Turnover Rate (6)	136	% (7)	398%		666%		138	% (7)

(1)	The FormulaFolios Hedged Growth ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

(9)	Ratio includes 0.01% and 0.03% for the years ended May 31, 2020 and May 31, 2019 attributed to interest expense and fees.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Smart Growth ETF

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	November 30, 2020		May 31, 2020	May 31, 2019	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period/year	$24.70		$24.98	$26.10	$25.00

Activity from investment operations:
Net investment income (2)	0.13		0.49	0.35	0.12
Net realized and unrealized gain (loss) on investments	5.19		(0.34)	(1.10)	1.17
Total from investment operations	5.32		0.15	(0.75)	1.29

Less distributions from:
Net investment income	(0.06)		(0.43)	(0.37)	(0.19)
Total distributions	(0.06)		(0.43)	(0.37)	(0.19)

Net asset value, end of period/year	$29.96		$24.70	$24.98	$26.10

Market price, end of period/year	$29.93		$24.71	$24.96	$26.09

Total return (3)	21.58	% (7)	0.48%	(2.83)%	5.21	% (7)

Net assets, at end of period/year (000s)	$44,194		$26,551	$50,593	$22,834

Ratio of gross expenses to average net assets (5)	0.78	% (8)	0.65%	0.61%	1.67	% (8)
Ratio of net expenses to average net assets (5)	0.60	% (8)	0.60%	0.60%	0.60	% (8)
Ratio of net investment income to average net assets (4)	0.98	% (8)	1.87%	1.35%	0.81	% (8)

Portfolio Turnover Rate (6)	0	% (7)	0%	0%	0	% (7)

(1)	The FormulaFolios Smart Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Growth ETF

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	November 30, 2020		May 31, 2020	May 31, 2019	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period/year	$25.52		$23.78	$25.16	$25.00

Activity from investment operations:
Net investment income (2)	0.04		0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	2.05		1.72	(1.34)	0.25
Total from investment operations	2.09		2.07	(0.97)	0.37

Less distributions from:
Net investment income	(0.03)		(0.25)	(0.41)	(0.21)
Net return of capital	—		(0.08)	—	—
Total distributions	(0.03)		(0.33)	(0.41)	(0.21)

Net asset value, end of period/year	$27.58		$25.52	$23.78	$25.16

Market price, end of period/year	$27.57		$25.52	$23.79	$25.16

Total return (3)	8.20	% (7)	8.69%	(3.81)%	1.35	% (7)

Net assets, at end of period/year (000s)	$53,772		$33,809	$49,932	$30,821

Ratio of gross expenses to average net assets (5)	0.95	% (8)	0.88%	0.87%	1.13	% (8)
Ratio of net expenses to average net assets (5)	0.80	% (8)	0.80%	0.80%	0.80	% (8)
Ratio of net investment income to average net assets (4)	0.30	% (8)	1.35%	1.56%	0.82	% (8)

Portfolio Turnover Rate (6)	0	% (7)	14%	92%	56	% (7)

(1)	The FormulaFolios Tactical Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Income ETF

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	November 30, 2020		May 31, 2020	May 31, 2019	May 31, 2018 (1)
	(Unaudited)
Net asset value, beginning of period/year	$23.77		$24.13	$24.02	$25.00

Activity from investment operations:
Net investment income (2)	0.22		0.68	0.77	0.77
Net realized and unrealized gain (loss) on investments	0.49		(0.32)	0.11	(1.00)
Total from investment operations	0.71		0.36	0.88	(0.23)

Less distributions from:
Net investment income	(0.23)		(0.71)	(0.77)	(0.75)
Net return of capital	—		(0.01)	—	—
Total distributions	(0.23)		(0.72)	(0.77)	(0.75)

Net asset value, end of period/year	$24.25		$23.77	$24.13	$24.02

Market price, end of period/year	$24.26		$23.73	$24.15	$24.06

Total return (3)	2.99	% (7)	1.43%	3.77%	(1.02	)% (7)

Net assets, at end of period/year (000s)	$221,907		$314,889	$231,634	$171,739

Ratio of gross expenses to average net assets (5)	0.75	% (8)	0.71%	0.74%	0.75	% (8)
Ratio of net expenses to average net assets (5)	0.75	% (8)	0.71%	0.74%	0.75	% (8)
Ratio of net investment income to average net assets (4)	1.84	% (8)	2.79%	3.24%	3.19	% (8)

Portfolio Turnover Rate (6)	114	% (7)	78%	135%	48	% (7)

(1)	The FormulaFolios Tactical Income ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2020

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF (“Hedged Growth ETF”), the FormulaFolios Smart Growth ETF (“Smart Growth ETF”), the FormulaFolios Tactical Growth ETF (“Tactical Growth ETF”), and the FormulaFolios Tactical Income ETF (“Tactical Income ETF”), formerly known as FormulaFolios Income ETF, (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Hedged Growth ETF and Smart Growth ETF is to seek to provide capital growth. The Tactical Growth ETF seeks long-term total return. The Tactical Income ETF seeks to provide income. The Hedged Growth ETF and Tactical Income ETF commenced operations on June 5, 2017. The Smart Growth ETF and Tactical Growth ETF commenced operations on October 31, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 for the Funds’ assets measured at fair value:

Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,855,229	$—	$—	$48,855,229
Money Market Fund - Collateral for Securities on Loan	3,393,520	—	—	3,393,520
Total	$52,248,749	$—	$—	$52,248,749

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,018,925	$—	$—	$44,018,925
Total	$44,018,925	$—	$—	$44,018,925

Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,416,777	$—	$—	$53,416,777
Money Market Fund - Collateral for Securities on Loan	58,520	—	—	58,520
Total	$53,475,297	$—	$—	$53,475,297

Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$221,250,287	$—	$—	$221,250,287
Total	$221,250,287	$—	$—	$221,250,287

The Funds did not hold any Level 3 securities during the year.

*	See Portfolios of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and monthly for Tactical Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the period ended May 31, 2018-2020, or expected to be taken in the Funds’ May 31, 2021 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The fund may experience a loss for delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 8).

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
Hedged Growth ETF	$56,855,466	$58,334,067
Smart Growth ETF	—	587,327
Tactical Growth ETF	—	—
Tactical Income ETF	307,833,012	283,807,598

For the six months ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
Hedged Growth ETF	$24,991,930	$9,895,406
Smart Growth ETF	23,026,011	12,182,072
Tactical Growth ETF	24,582,296	7,709,662
Tactical Income ETF	26,086,759	123,377,931

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively. During the six months ended November 30, 2020, the Adviser earned the following fees:

Fund	Advisory Fee
Hedged Growth ETF	$175,454
Smart Growth ETF	70,297
Tactical Growth ETF	151,137
Tactical Income ETF	766,734

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95%, 0.60%, 0.80%, and 0.80% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

During the six months ended November 30, 2020, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
Hedged Growth ETF	$58,227
Smart Growth ETF	36,396
Tactical Growth ETF	38,232

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2021	2022	2023
Hedged Growth ETF	$52,260	$35,307	$52,380
Smart Growth ETF	57,819	5,227	21,902
Tactical Growth ETF	41,961	30,595	40,751

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of November 30, 2020 the Plan has not been activated. For the six months ended November 30, 2020, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Gemini Fund Services, LLC. For the six months ended November 30, 2020,

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for Smart Growth ETF and Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for Hedged Growth ETF and Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended November 30, 2020, Hedged Growth ETF received $2,000 in fixed fees and $0 in variable fees, Smart Growth ETF received $2,750 in fixed fees and $0 in variable fees, Tactical Growth ETF received $1,250 in fixed fees and $0 in variable fees and Tactical Income ETF received $6,000 and $0 in variable fees, respectively.

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2020:

Hedged Growth ETF

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government
Portfolio - Institutional Class	$3,393,520	$—	$—	$—	$3,393,520
Total Borrowings	$3,393,520	$—	$—	$—	$3,393,520

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

Tactical Growth ETF

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market
Government Portfolio - Institutional Class	$58,520	$—	$—	$—	$58,520
Total Borrowings	$58,520	$—	$—	$—	$58,520

At November 30, 2020, the Funds had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Hedged Growth ETF and Tactical Growth ETF totaled $3,324,766; and $57,351 respectively at November 30, 2020. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $3,393,520, and $58,520, respectively for each fund at November 30, 2020. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statements of Assets and Liabilities.

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Invesco DB Gold Fund is an affiliate in Tactical Growth ETF at November 30, 2020 as noted in the Fund’s Portfolio of Investments. Transactions during the period are as follows:

						Change in			Percent of
	Fair Value-			Dividends		Unrealized			voting
	Beginning of			Credited to	Realized Gain	Appreciation/	Fair Value-End of	Shares held at	securities
Description	Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period	owned
Invesco DB Gold Fund	$6,468,011	$4,696,978	$1,470,091	$—	$422,973	$(561,178)	$9,556,691	184,433	8.78%
Total	$6,468,011	$4,696,978	$1,470,091	$—	$422,973	$(561,178)	$9,556,691	184,433	8.78%

8.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. Closed-end funds and ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P Small-Cap ETF, iShares Core S&P 500 ETF and Vanguard Total Stock Market ETF (the “Securities”) . The Hedged Growth ETF, Smart Growth ETF and Tactical Growth ETF may redeem the Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Hedged Growth, Smart Growth ETF, and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of November 30, 2020, the percentage of the Hedged Growth ETF’s net assets invested in iShares Core S&P Small-Cap ETF was 25.1%. The percentage of the Smart Growth ETF’s net assets invested in iShares Core S&P 500 ETF was 35.9%. The percentage of the Tactical Growth ETF’s net assets invested in Vanguard Total Stock Market ETF was 39.1%.

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Hedged Growth ETF	$45,169,969	$7,078,780	$—	$7,078,780
Smart Growth ETF	40,181,598	3,837,327	—	3,837,327
Tactical Growth ETF	50,554,422	2,920,875	—	2,920,875
Tactical Income ETF	220,126,449	1,299,076	(175,238)	1,123,838

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

11.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal year/period ended May 31, 2020 and May 31, 2019 was as follows:

	For the year ended May 31, 2020
	Ordinary	Tax	Return of
Fund	Income	Exempt	Capital	Total
Hedged Growth ETF	$876,745	$—	$—	$876,745
Smart Growth ETF	888,020	—	—	888,020
Tactical Growth ETF	620,696	—	151,592	772,288
Tactical Income ETF	6,786,442	383,848	78,510	7,248,800

	For the year ended May 31, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Hedged Growth ETF	$1,499,930	$—	$—	$1,499,930
Smart Growth ETF	569,513	—	—	569,513
Tactical Growth ETF	737,930	—	—	737,930
Tactical Income ETF	6,554,520	—	—	6,554,520

As of May 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hedged Growth ETF	$14,337	$—	$(8,263,039)	$(138,257)	$—	$(271,998)	$(8,658,957)
Smart Growth ETF	14,903	—	(419,315)	—	—	(2,189,453)	(2,593,865)
Tactical Growth ETF	—	—	(679,119)	(3,426,646)	—	1,450,237	(2,655,528)
Tactical Income ETF	—	—	(9,303,654)	(6,912,619)	—	5,658,166	(10,558,107)

The difference between book basis and tax basis undistributed accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to tax adjustments related to partnerships and the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Tactical Growth ETF	$16,123

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Hedged Growth ETF	$8,263,039
Smart Growth ETF	419,315
Tactical Growth ETF	662,996
Tactical Income ETF	9,303,654

At May 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Hedged Growth ETF	$138,257	$—	$138,257	$—
Tactical Growth ETF	2,058,561	1,368,085	3,426,646	—
Tactical Income ETF	4,217,782	2,694,837	6,912,619	—

Permanent book and tax differences, primarily attributable to return of capital distributions, and adjustments related to Transfers in kind, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2020 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Hedged Growth ETF	$(1,764,074)	$1,764,074
Smart Growth ETF	(5,256,188)	5,256,188
Tactical Growth ETF	(2,392,195)	2,392,195
Tactical Income ETF	3,548,479	(3,548,479)

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2020

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board of Trustees declared the following distributions:

Fund	Dividend Per Share	Record Date	Ex-Date	Payable Date
Hedged Growth	$0.0734	12/16/2020	12/15/2020	12/21/2020
Smart Growth	$0.2996	12/16/2020	12/15/2020	12/21/2020
Tactical Growth	$0.2199	12/16/2020	12/15/2020	12/21/2020
Tactical Income	$0.0945	12/16/2020	12/15/2020	12/21/2020
Tactical Income	$0.0209	12/31/2020	12/30/2020	1/6/2021

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the discussed above.

FormulaFolios ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2020

Example

All exchange traded funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Net	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	6/1/20	11/30/20	Period *	11/30/20	Period*

FormulaFolios Hedged Growth ETF	0.95%	$1,000.00	$1,264.30	$5.39	$1,020.31	$4.81
FormulaFolios Smart Growth ETF	0.60%	$1,000.00	$1,215.80	$3.33	$1,022.06	$3.04
FormulaFolios Tactical Growth ETF	0.80%	$1,000.00	$1,082.00	$4.18	$1,021.06	$4.05
FormulaFolios Tactical Income ETF	0.75%	$1,000.00	$1,029.90	$3.82	$1,021.31	$3.80

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at www.formulafoliofunds.com.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended November 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

Approval of the Investment Advisor Agreement Renewal—FormulaFolios Investments, LLC

In connection with the Meetings of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on April 13, 2020 – April 14, 2020, the Board, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “FFI Advisory Agreement”) between Formula Folios Investments, LLC (“FFI”) and the Trust, with respect to the FormulaFolios Tactical Income ETF (“FF Tactical Income”), FormulaFolios Hedged Growth ETF (“FF Hedged”), FormulaFolios Smart Growth ETF (“FF Smart Growth”) and FormulaFolios Tactical Growth ETF (“FF Tactical Growth”)(each a “Fund” and together, the “Funds”). In considering the renewal of the FFI Advisory Agreement, the Board received materials specifically relating to the FFI Advisory Agreement.

The Board reviewed and discussed the 15(c) materials that were provided in advance of the Meeting and deliberated on the approval of the FFI Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the FFI Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the FFI Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that FFI was founded in 2012 and had approximately $3.5 billion (see above) in assets under management. The Board reviewed the background information of the key investment personnel responsible for servicing the Funds, and took into consideration the investment team’s financial industry experience. The Board noted the continued time, research and analysis of market data put into constructing the proprietary investment models for each ETF and ongoing monitoring of the strategies. The Board noted FFI’s technology and system upgrades improved operational efficiency. They considered the portfolio management and compliance oversight performed by the portfolio management team and noted there were no changes to key personnel. They further acknowledged that the FFI reported no material compliance issues since its previous advisory contract approval. After further discussion, the Board concluded that FFI will continue to provide a high level of service consistent with the Board’s expectations.

Performance. The Board reviewed the performance of each Fund as compared to its Broadridge peer group, Morningstar category and benchmark for the one year and since inception periods:

FF Hedged. The Board considered the Fund’s performance over the one year and since inception periods. The Board noted it underperformed its Morningstar category median and its Broadridge peer group median for the one-year period. The Board noted that the Fund underperformed its Broadridge peer group median and its performance was in line with its Morningstar category median for the period since inception. The Board also noted that the Fund outperformed its benchmark for both periods. It was also noted that the Broadridge peer group included peers

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

outside of the Fund’s native long-short equity category as well as non fund-of-funds due to the limited number of comparable funds in that space. The Board concluded the Fund’s performance was satisfactory.

FF Smart Growth. The Board considered the Fund’s performance over the one year and since inception periods and noted it underperformed its Morningstar category median and was in-line with its Broadridge peer group median for the one-year period. The Board noted for the period since inception the Fund’s performance was in-line with its Broadridge peer group median and slightly underperformed its Morningstar category median. The Board also noted that the Fund underperformed its benchmark for both periods. The Board acknowledged that the Broadridge peer group consisted of funds outside the Fund’s Morningstar category due to the limited number of comparable funds. The Board concluded the Fund’s performance was satisfactory.

FF Tactical Growth. The Board considered the Fund’s performance over the one year and since inception periods and noted the Fund outperformed its Broadridge peer group median and Morningstar category median for both periods. The Board also noted that the Fund outperformed its benchmark for both periods. The Board concluded the Fund’s performance was satisfactory.

FF Tactical Income. The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median, its Broadridge peer group median, and its benchmark for the one-year period. The Board noted that the Fund was in line with its index but underperformed the Morningstar category median and its Broadridge peer group median for the since inception period. The Board noted the adviser’s methodical strategy had the potential to provide shareholders with positive performance in the future. The Board concluded the Fund’s performance was satisfactory.

Fees and Expenses.

FF Hedged: The Board noted the Fund’s advisory fee of 0.80% was in-line with the Broadridge peer group average and Morningstar category median but well below the category high of 0.97%. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and category average but within the category ranges. The Board noted that several of the funds in the peer group were passively managed which were typically lower cost funds. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Smart Growth: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.35% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Board further noted that the Fund’s net expense ratio of 0.60% was in line with the Morningstar category median and lower than the Broadridge peer group median and average and the Morningstar category average. The Board considered that FFI had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Growth: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was lower than the Morningstar category average, in-line with the Morningstar category

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

median and higher than the Broadridge peer group average and median. The Board discussed the Fund’s net expense ratio and noted that it was higher than the Broadridge peer group average, median and higher than the Morningstar category average and median. The Board considered that FFI had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Income: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was higher than the Morningstar category average and median. They noted that the Fund’s advisory fee was higher than the Broadridge peer group median and lower than its average. The Board discussed the Fund’s net expense ratio and noted that it was higher than its Broadridge peer group average and median. They further noted that the Fund’s net expense ratio was in-line with its assigned Morningstar category median and higher than its average. The Board considered that FFI had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Board reviewed FFI’s profitability analysis and the selected financial information in connection with the advisory services it provides to each of the Funds. After review and discussion, the Board concluded that based on the services provided by FFI and the current assets of the Funds, that the profitability of FFI’s relationship with each Fund was not excessive.

Economies of Scale. The Board noted that given the current net assets of each Fund, economies of scale had not yet been reached for any Fund. The Board noted that consideration of economies of scale would be revisited as a Fund’s assets grow over time.

Conclusion. Having requested and received such information from FFI as the Board believed to be reasonably necessary to evaluate the terms of the FFI Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was not unreasonable and that renewal of the FFI Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of Interim Investment Advisor Agreement and New Investment Advisor Agreement–Formula Folios Investments, LLC

At a Meeting of the Board on April 27, 2020, the Board, including all of the Independent Trustees, met to consider the approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) and a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Funds, and FFI.

In advance of the April 27, 2020 meeting, the Board requested and received materials to assist them in considering the Interim Advisory Agreement and New Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Interim Advisory Agreement and New Advisory Agreement, a memorandum prepared by the Independent Trustees’ independent legal counsel discussing in detail the Board’s

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

fiduciary obligations and the factors they should assess in considering the approval of the Interim Advisory Agreement and New Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included materials relating to FFI (including a memorandum from FFI describing a change of control of FFI (the “Transaction”), FFI’s Form ADV, select financial information of the FFI, bibliographic information regarding FFI’s key management, and investment advisory personnel, and comparative fee, expense and performance information relating to the Funds) and other pertinent information. The Board also engaged in conversations directly with Messrs. Jason Crump, Darryl Ronconi and Dean Zayed at the April 27, 2020 meeting discussing, among other things, the terms, conditions, and expected timing of the Transaction and the reasons that FFI and AmeriLife Group, LLC (“AmeriLife”) were undergoing the Transaction. Based on their evaluation of the information provided by FFI, in conjunction with information provided by the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Interim Advisory Agreement and New Advisory Agreement with respect to the Funds. The Independent Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Interim Advisory Agreement and New Advisory Agreement and reaching their conclusions, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Interim Advisory Agreement and New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Interim Advisory Agreement and New Advisory Agreement. The following summarizes the Board’s review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by the Adviser to the Funds, the Board first discussed the Transaction and its impact on FFI, including its key personnel. The Board also noted that it met with representatives of FFI and renewed the Advisory Agreement at its meeting on April 13-14, 2020 (the “Former Advisory Agreement”). The Board then reviewed materials provided by FFI related to the Transaction as well as the Interim Advisory Agreement and New Advisory Agreement to be entered into with the Trust. The Board also reviewed other materials provided by the FFI, updated as necessary from the April 13-14, 2020 meeting where it renewed the Former Advisory Agreement, including a description of the manner in which investment decisions will be made and executed and a review of the professional personnel that would perform services for each of the Funds, including the individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of FFI’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

considered FFI’s specific responsibilities in all aspects of the day-to-day management of each of the Funds. The Board also noted FFI’s steady growth, increased personnel and commitment to the proprietary money management algorithms it uses to manage the Funds. The Board noted that none of FFI’s personnel responsible for servicing or managing the Funds would change, and that the investment process and day-to-day operations of the Funds are not expected to change. The Board was advised by the Trust’s CCO that FFI had adequate compliance policies and procedures which, in his opinion, were reasonably designed to protect FFI and the Funds from violations of the federal securities laws. Additionally, the Board received satisfactory responses from representatives of FFI with respect to a series of important questions, including questions related to any lawsuits or pending regulatory actions involving FFI, Brookstone Capital Management (“BCM”), AmeriLife and Messrs. Ronconi and Zayed that might materially impact the management of the Funds; whether the management of other accounts would conflict with its management of each of the Funds; and the procedures FFI has in place to fairly allocate trades among its respective clients. The Board considered that, under the terms of the Interim Advisory Agreement and New Advisory Agreement, FFI, subject to oversight by the Board, would continue to provide the Funds with investment advice and supervision and would continuously furnish an investment program for the Funds consistent with the respective investment objective and policies of each of the Funds. The Board reviewed the descriptions provided by FFI of its practices for monitoring compliance with each of the Fund’s respective investment limitations. The Board also noted FFI’s representation that the prospectus and statement of additional information for each of the Funds accurately describe and disclose the investment strategies of each of the Funds. The Board then reviewed the capitalization of FFI based on financial information and other materials provided by FFI and discussed the financial condition of BCM and AmeriLife. The Board concluded that FFI and its anticipated parent companies were sufficiently well-capitalized in order for FFI to meet its obligations to the Funds, noting the financial strength of its immediate and indirect parent companies. The Board also concluded that FFI had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Interim Advisory Agreement and New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by FFI after the Transaction were satisfactory. The Board concluded that the nature, extent, and quality of the services provided to each of the Funds under the Former Advisory Agreement was satisfactory and reliable and they did not expect them to change under the Interim Advisory Agreement and New Advisory Agreement. The Board further noted that FFI will have access to the new distribution networks and investor relationships provided by BCM and AmeriLife, which offer the potential to increase each Fund’s assets. The Board additionally noted that FFI will have access to the greater financial resources of BCM and AmeriLife, which is expected to allow FFI to grow the research and investment management capabilities it provides to the Funds.

Performance. The Board discussed the reports prepared by Broadridge previously provided during the last renewal of the Former Advisory Agreement at the April 13-14, 2020 meeting of the Board and reviewed the performance of each of the Funds as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

ended December 31, 2019, and generally discussed the performance of the Funds since the Covid-19 outbreak. The Board reviewed the performance of each Fund as compared to its peer group, Broadridge category and benchmark for the one year and since inception periods:

FF Hedged: The Board considered the Fund’s performance over the one year and since inception periods and the Board noted it slightly underperformed its Broadridge peer group median. The Board noted that the Fund equaled its Broadridge peer group median for the period since inception. The Board concluded the Fund’s performance was satisfactory.

FF Smart Growth: The Board considered the Fund’s performance over the one year and since inception periods and noted it underperformed its Broadridge peer group median for the one-year and since inception periods. The Board concluded the Fund’s performance was satisfactory.

FF Tactical Growth ETF: The Board considered the Fund’s performance over the one year and since inception periods and noted the Fund outperformed its Broadridge peer group median for both periods. The Board concluded the Fund’s performance was strong.

FF Tactical Income ETF: The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Broadridge peer group median for the one year period and underperformed its Broadridge peer group for the since inception period. The Board concluded the Fund’s performance was satisfactory.

The Board also noted that FFI did not intend to make adjustments to the strategy or investment process as a result of the Transaction and that FFI expected to continue to adhere to its algorithm. After further discussion, the Board concluded that performance was acceptable although the Board would continue to monitor each of the Funds’ relative performance.

Fees and Expenses. As to the costs of the services to be provided by FFI, the Board reviewed and discussed each of the Fund’s advisory fee and total operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report.

FF Hedged: The Board noted the Fund’s advisory fee of 0.80% was equal to its Broadridge peer group median. They further noted that the Fund’s net expense ratio was equal to the Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Smart Growth: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.35% was lower than the Broadridge peer group median. The Board further noted that the Fund’s net expense ratio of 0.61% was slightly lower than the Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Growth ETF: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was equal to the Broadridge peer group median. The Board discussed the Fund’s net expense ratio and noted that it was higher than the Broadridge peer group median. The Board

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Income ETF: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was higher than the Broadridge peer group median. The Board discussed the Fund’s net expense ratio and noted that it was slightly lower than its Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Board considered the level of profits that could be expected to accrue to FFI with respect to each of the Funds based on break even and profitability reports and analyses reviewed by the Board, the selected financial information of FFI provided by the FFI, and FFI’s representation that it did not expect any material changes to the firm’s profitability post-Transaction.

After review and discussion, the Board concluded that based on the services provided by FFI, the current assets of each Fund and the projected growth of each Fund, profits from FFI’s relationship with the each of the Funds were not excessive.

Economies of Scale. As to the extent to which the Funds will realize economies of scale as they grow, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each Fund and FFI’s expectations for growth of each of the Funds. After discussion, the Board concluded that significant economies of scale would likely not be achieved in the near term.

Conclusion. Having requested and received such information from FFI as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including all of the Independent Trustees voting separately, determined with respect to each of the Funds separately that (a) the terms of the Interim Advisory Agreement and New Advisory Agreement are reasonable; (b) the investment advisory fees payable pursuant to the Interim Advisory Agreement and New Advisory Agreement are reasonable; and (c) the Interim Advisory Agreement and New Advisory Agreement is in the best interests of each of the Funds and its shareholders.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2020

SHAREHOLDER MEETING

The Board of Trustees of Northern Lights Fund Trust IV (the “Trust”) held a Special Meeting of the Shareholders of the FormulaFolios ETF Funds (the “Funds”), a series of the Trust, on November 6, 2020, for the purpose of approving an advisory agreement between the Trust, on behalf of the Fund, and FormulaFolio Investments, LLC (“Advisory Agreement”).

At the close of business July 7, 2020, the record date for the Special Meeting of Shareholders, there were outstanding of 13,000,000, 1,200,000, 1,150,000, and 1,400,000 shares for the Formula Tactical Income ETF, FormulaFolios Hedged Growth ETF Fund, FormulaFolios Smart Growth ETF Fund, and FormulaFolios Tactical Growth ETF Fund respectively of beneficial interest of the Funds. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 50.45%, 50.24%, 57.18% and 50.14% respectively of the outstanding shares of the Funds. Therefore, a quorum was present for the Funds.

With respect to approval of the proposed Advisory Agreement the following votes were cast:

	Shares	Percentage of		Percentage of
	Present In	Shares	Shares Voted	Voted Shares in
	Person or by	Present for	in Favor of the	Favor of the
Fund Name	Proxy	Quorum	Proposal	Proposal
FormulaFolios Tactical Income ETF	6,558,542	50.45%	5,509,716	84.01%
FormulaFolios Hedged Growth ETF	602,874	50.24%	490,716	81.40%
FormulaFolios Smart Growth ETF	657,578	57.18%	507,361	77.16%
FormulaFolios Tactical Growth ETF	701,897	50.14%	564,515	80.43%

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

FFI ETF-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/5/2021

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/5/2021